LEGAL CLAIMS AND OTHER MATTERS	12 Months Ended
Dec. 31, 2020
LEGAL CLAIMS AND OTHER MATTERS [Abstract]
LEGAL CLAIMS AND OTHER MATTERS
20.	LEGAL CLAIMS AND OTHER MATTERS

a)	Turnover tax calculated on the natural gas price consumed by TGS

The Company has interpretative differences with several provinces regarding the liquidation of the turnover tax calculated on the natural gas used by TGS as fuel to render its transportation services. In this framework there have been initiated several lawsuits against TGS, which have adversely concluded by the Company.

As of December 31, 2020 and 2019, the Company has recorded a provision for these concepts of Ps. 764.3 million and Ps. 701.3 million, respectively, recorded in the caption "Provisions", determined based on the estimated tax and interest payable as of such date, in the event that these claims from the provinces are unfavorable for TGS.

b)	Action for annulment of ENARGAS Resolutions No. I-1,982/11 and No. I-1,991/11 (the “Resolutions”)

After the issuance of the Resolutions, TGS filed a judicial action before the National Court of First Instance in Federal Administrative Litigation No. 1 (the "Court") in order to obtain the declaration of nullity of the Presidential Decree No. 2067/08 and the Resolutions as well as the unconstitutionality of the administrative acts that created the Charge. The probative stage of these proceedings was concluded and the allegations are currently being carried out.

On July 5, 2012, the Court issued in favor of TGS a precautionary measure by which the suspension of the Charge was ordered in the terms set forth in the Resolutions. This decision was appealed in different opportunities by the National Government, by virtue of which the dictating of the precautionary measure was limited to the validity of six months. However, at maturity, the Company is entitled to obtain a new precautionary measure for a similar period.

As a result, on September 19, 2017, a new extension of the injunction was obtained (which prevented the Government to claim TGS of the payment of the amounts resulting from the new value of the Charge for the period between the November 2011 and March 2016), thus extending the validity until March 2018.

On the other hand, the National Court of Appeals in Contentious Administrative Dismissal rejected the extraordinary appeal filed by the National Government against the judgment of that court that confirmed the rejection made by the Court at the request of ENARGAS to declare abstract the legal action initiated by TGS in accordance with the precedent "Alliance" issued by the Supreme Court in December 2014.

On March 26, 2019, TGS was notified of the judgment of first instance issued by the Federal Contentious-Administrative Court No. 1 in its claim initiated by which TGS requested the unconstitutionality of Decree No. 2,067/08; Resolutions and of any other rule or act issued or to be issued, that is caused by the mentioned rules (the “Cause”).

The first instance judgment declares the unconstitutionality of both Articles 53 and 54 of Law 26,784, as well as the aforementioned rules and of any other act tending to execute said provision, and consequently, the nullity of said rules (the “sentence").

The Judgment was appealed by the National Government on March 29, 2019, and the appeal was granted on April 3, 2019, which has not been resolved as of the closing date of the year.

On October 29, 2019, the intervening judge decided, considering what was decided in the judgment and attending to the reasons invoked by TGS, to extend the validity of the precautionary measure issued for six more months of processing in said ordinary process and / or until the sentence passed is firm.

Pursuant to the isolation measures adopted by the Argentine Government under the COVID development, the judicial deadlines were suspended from March 20, 2020 until July 21, 2020. Considering that the six-month term should not be computed during fair periods, the remaining term of 2 months and 9 days was completed on September 29, 2020.

On December 1, 2020, the court granted a new extension of said injunction for a term of 6 months.

Management believes it has sufficient valid arguments to defend its position, and thus, has not provided any provision for the debt generated by the increase in the charge to finance the importation of natural gas applicable to natural gas consumption related to the processing activity at the Cerri Complex for the period between the date of obtaining the injunction and April 1, 2016, the effective date of Resolution No. 28.

c)	Recovery action of VAT and income tax

On October 9, 2008, TGS signed the 2008 Transitional Agreement with ex UNIREN that contemplated a tariff increase of 20%, applicable as from September 1, 2008. On December 3, 2009, the Executive Branch ratified this transitional agreement through the Presidential Decree No. 1,918/09. By means of this decree, TGS was able to bill the tariff increase to its clients as soon as ENARGAS would have published the new tariffs schedule and set the methodology to bill the retroactive effect. Finally, this administrative act did not become effective and therefore in September 2010 TGS filed an acción de amparo (a summary proceeding to guarantee constitutional rights). Due to the passing of time since the enactment of Decree No. 1918/09, on December 16, 2010, the Board of Directors of the Company resolved to discontinue the recognition of the tariff increase revenue and to reverse the receivable of the tariff increase revenue already accrued. The reversal of the tariff increase did not imply any resignation to the Company´s rights resulting from the Decree No. 1,918/09.

On May 24, 2013, TGS filed a tax recovery appeal with respect to the income tax and VAT credits generated by the reversal of the tariff increase credit mentioned above. The total amount claimed by TGS amounted to Ps. 102.5 million plus compensatory interests. After the omission to pass judgment on the claim within the three months of the filing of the tax recovery appeal, on October 9, 2013, TGS filed an appeal before the Federal Tax Bureau. On June 6, 2017, the Tax Court of the Nation rejected the claim for recovery filed by the Company. This resolution was appealed by TGS.

On May 7, 2019, the National Court of Appeals for Federal Administrative Disputes made the appeal filed by TGS and revoked the judgment of first instance, with costs to the defeated defendant. On May 23, 2019, the Treasury filed an Extraordinary Appeal - which was granted on September 26, 2019 in relation to the interpretation of the federal norms at stake in the case, but was denied as to the arbitrariness of judgment - and then Complaint Appeal. As of the date of issuance of these financial statements, the case is being resolved by the Supreme Court of Justice of the Nation.

At December 31, 2020 and 2019 there are no account receivables booked per this recovery action.

d)	Turnover tax withholding in the Province of Buenos Aires

The Company was notified by ARBA regarding the initiation of various determinative procedures in which TGS is claimed for a total of Ps. 4.9 million (without fine or interest) for the omission as agent of withholding and collection of the turnover tax corresponding to the period July 2009 - June 2011. Given this determination, the Company presented to ARBA various elements of evidence that allow reducing substantially the amount claimed. As of the date of issuance of these consolidated financial statements, the Tax Court has not resolved the issue.

In March 2017, TGS partially canceled the debt claimed by ARBA, paying Ps. 2.9 million (stated in its original value) through the adhesion to the payment plans offered by the Province of Buenos Aires through Law 14,890. Adherence to these payment plans allowed partial cancellation of compensatory interest and all fines and charges claimed by ARBA.

As of the date of the issuance of these Consolidated Financial Statements, only two files remain in relation to the alleged failure of TGS to act as withholding and collection agent during 2009 and 2010. The Company's Management considers that it has sufficient arguments to assert its defense so at December 31, 2020 and 2019 it has no recorded any provision for this concept.

e)	Environmental matters

The Company is subject to extensive environmental regulations in Argentina. Management believes that its current operations are in material compliance with applicable environmental requirements, as currently interpreted and enforced. The Company has not incurred in any material environmental liabilities as a result of its operations to date. As of December 31, 2020, the total amount of these provisions amounted Ps. 22 million.

f)	Others

In addition to the matters discussed above, the Company is a party to certain lawsuits and administrative proceedings which involve taxation, labor claims, social security, administrative and others arising in the ordinary course of business. The Company’s Management and its legal advisors estimate that the outcome of these differences will not have significant adverse effects on the Company’s financial position or results of operations. As of December 31, 2020 and 2019, the total amount of these provisions amounted Ps. 74.4 million and Ps. 100.8 million, respectively